Share-Based Compensation - Information on RSU Grants (Detail) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	530,674	331,227	231,185	573,625
Weighted average grant date fair value per share	$ 29.15	$ 18.68	$ 26.16	$ 20.51
Fair value of shares vested		$ 4	$ 8